NOTES PAYABLE	9 Months Ended
Mar. 31, 2013
NOTES PAYABLE [Text Block]

NOTE 6 – NOTES PAYABLE

Notes payable consists of the following at March 31, 2013:

Promissory note, secured by all of the assets of the Company; 10% interest, due April 30, 2013	$150,000
$150,000

Interest expense for the period from Inception (June 19, 2012) to March 31, 2013 was $1,315.